REX-OSPREY™ ETH + STAKING ETF

Consolidated Schedule of Investments October 31, 2025 (unaudited)
		Quantity	Value
80.87%	EXCHANGE TRADED PRODUCTS
	CoinShares Physical Staked Ethereum ETP(A)	24,200	$2,799,456
	WisdomTree Physical Ethereum ETP(A)	73,700	2,788,808
	(Cost: $3,056,293)		5,588,264

15.63%	CRYPTO CURRENCIES
	Ethereum(A)	27,900	1,079,962
	(Cost: $1,166,053)

0.07%	MONEY MAREKET FUNDS
	First American Government Obligations Fund - Institutional Class 4.226%(B)	5,158	5,158
	(Cost: $5,158)

96.58%	TOTAL INVESTMENTS		6,673,384
	(Cost: $7,272,705)

3.42%	Other assets, net of liabilities		236,484
100.00%	NET ASSETS		$6,909,868

	(A) Non-income producing
	(B) Effective 7 day yield as of July 31,2025
	See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
CRYPTO CURRENCIES	$1,079,962	$-	$-	$1,079,962
EXCHANGE TRADED PRODUCTS	5,588,264	-	-	5,588,264
MONEY MARKET FUNDS	5,158	-	-	5,158
TOTAL INVESTMENTS	$6,673,384	$-	$-	$6,673,384

The cost of investments for Federal income tax purposes has been estimated as of October 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $7,272,705, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(599,322)
Net unrealized appreciation	$(599,322)